INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of Intangible assets

	BALANCE ON 12/31/2016	ADDITIONS	DISPOSALS	TRANSFERS - COST/SERVICE	CLASSIFICATION - HELD FOR SALE	BALANCE ON 12/31/2017
Linked to Concession - Generation	151,877	68,430	(44,150)	9,364	—	185,521

In service	111,437	67,079	(43,909)	10,474	—	145,081

Intangible Assets	263,719	95,565	(46,635)	11,092	—	323,741
Accumulated Amortization	(112,000)	(29,250)	2,726	—	—	(138,524)
Special Obligations	294	764	—	(618)	—	440
Impairment	(40,576)	—	—	—	—	(40,576)
						—
In progress	40,440	1,351	(241)	(1,110)	—	40,440

Intangible Assets	68,573	1,351	(241)	(10,061)	—	59,622
Special Obligations	(8,895)	—	—	8,951	—	56
Impairment	(19,238)	—	—	—	—	(19,238)

						—

Linked to Concession - Distribution	106,249	(241,977)	227,103	65,766	(79,476)	77,665

In service	12,332	(279,051)	226,802	164,815	(47,868)	77,030

Intangible Assets	2,173,054	29,560	(22,797)	202,414	(1,255,274)	1,126,957
Accumulated Amortization	(1,889,459)	(299,991)	9,399	(17)	1,153,353	(1,026,715)
Special Obligations	(34,207)	(8,620)	65,844	(37,582)	(8,647)	(23,212)
Impairment	(237,056)	—	174,356	—	62,700	—
In progress	93,917	37,074	301	(99,049)	(31,608)	635

Intangible Assets	112,898	38,258	—	(122,682)	(27,806)	668
Special Obligations	(18,981)	(1,184)	301	23,633	(3,802)	(33)

						—

Linked to Concession - Transmission	83,837	—	—	—	—	83,837

In service	82,536	—	—	—	—	82,536

Intangible Assets	87,544	—	—	—	—	87,544
Accumulated Amortization	(5,008)	—	—	—	—	(5,008)
						—
In progress	1,301	—	—	—	—	1,301

Intangible Assets	1,301	—	—	—	—	1,301

						—

Not Linked to Concession (Other Intangible Assets)	419,776	(10,637)	29,550	(12,476)	(23,474)	402,739

Administration						—
In service	850,508	216,122	(24)	23,901	(60,436)	1,030,071
Accumulated Amortization	(540,859)	(57,491)	—	4,662	45,810	(547,878)
Impairment	(38,891)	(215,340)	30,426	—	—	(223,805)
In progress	169,188	46,072	(852)	(41,039)	(13,538)	159,831
Other	(20,170)	—	—	—	4,690	(15,480)

						—

Total	761,739	(184,184)	212,503	62,654	(102,950)	749,762

	BALANCE ON 12/31/2015	ADDITIONS	WRITE-OFFS	COST/SERVICE TRANSFERS	BALANCE ON 12/31/2016
Linked to Concession - Generation	146,173	(3,645)	592	8,757	151,877

In service	90,720	(47,022)	592	67,147	111,437

Intangible Assets	188,433	11,604	—	63,682	263,719
Accumulated Amortization	(97,287)	(18,178)	—	3,465	(112,000)
Special Obligations	(298)	—	592	—	294
Impairment	(128)	(40,448)	—	—	(40,576)

In progress	55,453	43,377	—	(58,390)	40,440

Intangible Assets	69,602	43,377	(64)	(44,342)	68,573
Special Obligations	(8,959)	—	64	—	(8,895)
Impairment	(5,190)	—	—	(14,048)	(19,238)

Linked to Concession - Distribution	248,518	(439,561)	64,240	233,052	106,249

In service	136,482	(454,961)	61,477	269,334	12,332

Intangible Assets	1,859,648	19,951	(23,186)	316,641	2,173,054
Accumulated Amortization	(1,660,646)	(232,167)	4,846	(1,492)	(1,889,459)
Special Obligations	(62,520)	(5,689)	79,817	(45,815)	(34,207)
Impairment	—	(237,056)	—	—	(237,056)

In progress	112,036	15,400	2,763	(36,282)	93,917

Intangible Assets	131,709	18,122	2,124	(39,057)	112,898
Special Obligations	(19,673)	(2,722)	639	2,775	(18,981)

Linked to Concession - Transmission	88,392	(3,010)	—	(1,545)	83,837

In service	87,091	(3,010)	—	(1,545)	82,536

Intangible Assets	91,151	500	—	(4,107)	87,544
Accumulated Amortization	(4,060)	(3,510)	—	2,562	(5,008)

In progress	1,301	—	—	—	1,301

Intangible Assets	1,301	—	—	—	1,301

Not Linked to Concession (Other Intangible Assets)	452,068	6,132	1,852	(40,276)	419,776

Administration
In service	831,315	22,682	—	(3,489)	850,508
Accumulated Amortization	(478,484)	(52,861)	—	(9,514)	(540,859)
Impairment	(40,743)	—	1,852	—	(38,891)
In progress	160,150	36,311	—	(27,273)	169,188
Other	(20,170)	—	—	—	(20,170)

Total	935,151	(440,084)	66,684	199,988	761,739

	BALANCE ON 12/31/2014	ADDITIONS	WRITE-OFFS	COST/SERVICE TRANSFERS	RECLASSIFICATION TO FIXED ASSETS (DEVERTICALIZATION)	BALANCE ON 12/31/2015
Linked to Concession - Generation	500,285	37,336	(8,826)	(7,335)	(375,287)	146,173

In service	424,526	(5,897)	(8,826)	7,022	(326,105)	90,720

Intangible Assets	902,720	9,507	(15,506)	7,022	(715,310)	188,433
Accumulated Amortization	(434,599)	(15,340)	—	—	352,652	(97,287)
Special Obligations	(15,033)	—	6,744	—	7,991	(298)
Impairment	(28,562)	(64)	(64)	—	28,562	(128)

In progress	75,759	43,233	—	(14,357)	(49,182)	55,453

Intangible Assets	96,261	43,304	—	(14,357)	(55,606)	69,602
Special Obligations	(14,695)	(71)	—	—	5,807	(8,959)
Impairment	(5,807)	—	—	—	617	(5,190)

Linked to Concession - Distribution	357,791	(93,029)	(7,459)	(8,785)	—	248,518

In service	210,979	(122,113)	(8,683)	56,299	—	136,482

Intangible Assets	1,764,919	150,278	(144,414)	88,865	—	1,859,648
Accumulated Amortization	(1,469,338)	(246,100)	54,792	—	—	(1,660,646)
Special Obligations	(83,592)	(26,291)	80,939	(33,576)	—	(62,520)
Impairment	(1,010)	—	—	1,010	—	—

In progress	146,812	29,084	1,224	(65,084)	—	112,036

Intangible Assets	165,156	32,425	452	(66,324)	—	131,709
Special Obligations	(19,354)	(3,341)	772	2,250	—	(19,673)
Impairment	1,010	—	—	(1,010)	—	—

Linked to Concession - Transmission	4,558	83,735	—	99	—	88,392

In service	3,233	83,734	—	124	—	87,091

Intangible Assets	3,565	87,462	—	124	—	91,151
Accumulated Amortization	(332)	(3,728)	—	—	—	(4,060)

In progress	1,325	1	—	(25)	—	1,301

Intangible Assets	1,325	1	—	(25)	—	1,301

						—

Not Linked to Concession (Other Intangible Assets)	502,737	5,036	(16,692)	(39,013)	—	452,068

Administration
In service	765,557	1,605	(2,698)	66,851	—	831,315
Accumulated Amortization	(420,336)	(56,295)	146	(1,999)	—	(478,484)
Impairment	(42,595)	—	1,852	—	—	(40,743)
In progress	141,483	59,726	(6,278)	(34,781)	—	160,150
Other	58,628	—	(9,714)	(69,084)	—	(20,170)

Total	1,365,371	33,078	(32,977)	(55,034)	(375,287)	935,151